Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	$ 12,053,698	$ 23,054,162
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	12,095,745	22,424,190
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	5,971,431	1,428,307
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	(1,546,002)	1,642,866
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	4,334,027	17,590,184
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	108,420	391,990
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	3,310,769	(936,861)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	473,271	989,722
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	(556,171)	1,317,982
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	$ (42,047)	$ 629,972